Intangible assets and goodwill (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 147,411	$ 148,816
Additions	7,356	2,285
Amortization	(205)	(2,834)
Impairment	(2,691)
Increases (decreases) for transfers	(1,164)
Other increases (decreases)	(582)	(856)
Final balance	150,125	147,411	$ 148,816
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	164,668	167,059	164,058
Additions	7,356	2,285	204
Impairment	(205)
Increases (decreases) for transfers	(1,164)
Other increases (decreases)	300	(4,676)	(1,024)
Final balance	170,955	164,668	167,059
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(17,257)	(18,243)	(10,935)
Additions	0	0	0
Amortization	(2,691)	(2,834)	(3,477)
Other increases (decreases)	(882)	3,820	(10)
Final balance	(20,830)	(17,257)	(18,243)
Indeifinite Intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,972	38,388
Additions	6,205	0
Amortization	0	0
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	0	(416)
Final balance	44,177	37,972	38,388
Indeifinite Intangible assets [Member] | Gross carrying amount [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	37,972	38,388	38,388
Additions	6,205	0	0
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	0	(416)	0
Final balance	44,177	37,972	38,388
Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0	0
Additions	0	0	0
Amortization	0	0	0
Other increases (decreases)	0	0	0
Final balance	0	0	0
Brand names [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0
Additions	0	0
Amortization	0	0
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	0	0
Final balance	0	0	0
Brand names [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	3,821
Additions	0	0
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	0	(3,821)
Final balance	0	0	3,821
Brand names [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	(3,821)
Additions	0	0
Amortization	0	0
Other increases (decreases)	0	3,821
Final balance	0	0	(3,821)
Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		23,251	23,062
Additions			189
Other increases (decreases)			0
Final balance			23,251
Computer software [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,046	9,813
Additions	939	160
Amortization	0	(2,796)
Impairment	(2,653)
Increases (decreases) for transfers	0
Other increases (decreases)	(41)	(131)
Final balance	5,291	7,046	9,813
Computer software [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	23,280	23,251
Additions	939	160
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	841	(131)
Final balance	25,060	23,280	23,251
Computer software [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(16,234)	(13,438)	(9,996)
Additions	0	0	0
Amortization	(2,653)	(2,796)	(3,432)
Other increases (decreases)	(882)	0	(10)
Final balance	(19,769)	(16,234)	(13,438)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	460	464
Additions	8	25
Amortization	0	(38)
Impairment	(38)
Increases (decreases) for transfers	0
Other increases (decreases)	(241)	9
Final balance	189	460	464
Copyrights, patents and other industrial property rights, service and operating rights [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	1,483	1,448	1,524
Additions	8	25	15
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	(241)	10	(91)
Final balance	1,250	1,483	1,448
Copyrights, patents and other industrial property rights, service and operating rights [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,023)	(984)	(939)
Additions	0	0	0
Amortization	(38)	(38)	(45)
Other increases (decreases)	0	(1)	0
Final balance	(1,061)	(1,023)	(984)
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	98,596	96,500
Additions	0	2,100
Amortization	(205)	0
Impairment	0
Increases (decreases) for transfers	0
Other increases (decreases)	127	(4)
Final balance	98,518	98,596	96,500
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	98,596	96,500	97,386
Additions	0	2,100	0
Impairment	(205)
Increases (decreases) for transfers	0
Other increases (decreases)	127	(4)	(886)
Final balance	98,518	98,596	96,500
Copyrights, patents and other industrial property rights, service and operating rights [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0	0
Additions	0	0	0
Amortization	0	0	0
Other increases (decreases)	0	0	0
Final balance	0	0	0
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,337	3,651
Additions	204	0
Amortization	0	0
Impairment	0
Increases (decreases) for transfers	(1,164)
Other increases (decreases)	(427)	(314)
Final balance	1,950	3,337	3,651
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,337	3,651	3,698
Additions	204	0	0
Impairment	0
Increases (decreases) for transfers	(1,164)
Other increases (decreases)	(427)	(314)	(47)
Final balance	1,950	3,337	3,651
Other Intangible Assets [Member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	0	0	0
Additions	0	0	0
Amortization	0	0	0
Other increases (decreases)	0	0	0
Final balance	$ 0	$ 0	$ 0